Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 93,437,500.00
Previously Paid Amount	10,357.50
Total Fee Amount	12,903.72
Total Offset Amount	0.00
Net Fee	$ 2,546.22
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A